Dividends on ordinary shares and preference shares	6 Months Ended
Jun. 30, 2026
Dividends [Abstract]
Dividends on ordinary shares and preference shares	Dividends on ordinary shares and preference shares

	Half year ended 30.06.26	Half year ended 30.06.25

Dividends paid during the period	£m	£m
Ordinary shares	1,175	1,195
Preference shares	14	18
Total	1,189	1,213
An interim dividend in respect of the six months ended 30 June 2026 of £2,100m was declared on 28 July 2026.